First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 75.7%
	Banks — 3.5%
13,933	JPMorgan Chase & Co.	$4,362,144
	Capital Markets — 17.1%
18,699	Coinbase Global, Inc., Class A (b)	5,101,461
189,829	Galaxy Digital, Inc., Class A (b)	5,047,553
84,978	Robinhood Markets, Inc., Class A (b)	10,918,823
		21,067,837
	Electronic Equipment, Instruments & Components — 0.8%
109,788	Forward Industries, Inc. (b) (c)	977,113
	Financial Services — 7.1%
7,925	Mastercard, Inc., Class A	4,362,950
12,994	Visa, Inc., Class A	4,345,714
		8,708,664
	Hotels, Restaurants & Leisure — 13.1%
6,317,814	Metaplanet, Inc. (JPY) (b) (c)	16,178,263
	Interactive Media & Services — 0.2%
24,309	Trump Media & Technology Group Corp. (b)	280,526
	Software — 33.9%
308,494	Bitdeer Technologies Group, Class A (b) (c)	4,136,905
249,451	Cipher Mining, Inc. (b)	5,076,328
349,999	Cleanspark, Inc. (b) (c)	5,284,985
1,211,536	Hive Digital Technologies Ltd. (b)	4,070,761
98,516	IREN Ltd. (b)	4,710,050
345,140	MARA Holdings, Inc. (b) (c)	4,076,103
257,378	Riot Platforms, Inc. (b)	4,151,507
29,638	Strategy, Inc. (b)	5,251,261
321,699	Terawulf, Inc. (b)	4,989,551
		41,747,451
	Total Common Stocks	93,321,998
	(Cost $85,982,170)
EXCHANGE-TRADED PRODUCTS — 23.5%
	Capital Markets — 23.5%
111,154	Bitwise Bitcoin ETF (b)	5,482,115
76,106	Fidelity Wise Origin Bitcoin Fund (b)	6,018,463
60,624	Invesco Galaxy Bitcoin ETF (b)	5,481,016
125,869	iShares Bitcoin Trust ETF (b)	6,488,547
214,063	VanEck Bitcoin ETF (b)	5,490,716
	Total Exchange-Traded Products	28,960,857
	(Cost $28,467,412)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
217,179	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (d)	$217,179
	(Cost $217,179)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 14.4%
$17,755,167	JPMorgan Chase & Co., 4.08% (d), dated 11/28/25, due 12/01/25, with a maturity value of $17,761,204. Collateralized by U.S. Treasury Bond, interest rate of 4.38%, due 08/15/43. The value of the collateral including accrued interest is $18,110,270. (e)	17,755,167
6,292	RBC Dominion Securities, Inc., 3.90% (d), dated 11/28/25, due 12/01/25, with a maturity value of $6,294. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 4.63%, due 04/30/30 to 02/15/51. The value of the collateral including accrued interest is $6,418. (e)	6,292
	Total Repurchase Agreements	17,761,459
	(Cost $17,761,459)

	Total Investments — 113.7%	140,261,493
	(Cost $132,428,220)
	Net Other Assets and Liabilities — (13.7)%	(16,945,525)
	Net Assets — 100.0%	$123,315,968

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,888,629 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $17,761,459. On
November 30, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from November 29 to November 30, the
value of the related securities loaned was above the collateral value received.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
(d)	Rate shown reflects yield as of November 30, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Consolidated Portfolio of Investments:
JPY	– Japanese Yen

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows:

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$93,321,998	$93,321,998	$—	$—
Exchange-Traded Products*	28,960,857	28,960,857	—	—
Money Market Funds	217,179	217,179	—	—
Repurchase Agreements	17,761,459	—	17,761,459	—
Total Investments	$140,261,493	$122,500,034	$17,761,459	$—

*	See Consolidated Portfolio of Investments for industry breakout.